As filed with the Securities and Exchange Commission on December 21, 2007.

Registration No. 33-33085

811-06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.   42

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No.   67

Separate Account VA B

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code

(319) 355-8330

Darin D. Smith, Esquire

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499-4520

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esquire

Sutherland Asbill & Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2404

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on December 31, 2007 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

2

The Prospectus, Statement of Additional Information, Supplements and Exhibits for Transamerica Landmark of the Separate Account VA B to the Form N-4 Registration Statement (33-33085 and 811-06032) filed on April 26, 2007 and any subsequent filings are hereby incorporated by reference.

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated December 31, 2007

to the

Prospectus dated May 1, 2007

This supplement describes: an optional benefit available under the policy – the Retirement Income Choice rider, which provides you with a guaranteed lifetime withdrawal benefit if you invest in certain designated funds; and the guaranteed minimum death benefit options available under the policy; and changes under the policy.

The following investment choice is available to policies issued on or after January 21, 2008:

AEGON/TRANSAMERICA SERIES TRUST – SERVICE CLASS

Subadvised by Transamerica Investment Management, LLC

Transamerica Small/Mid Cap Value

This fund may vary for certain policies and may not be available for all policies.

The following terms are added to the “Glossary of Terms” in the prospectus and in the Statement of Additional Information.

Separate Account Value – The portion of the policy value that is invested in the separate account.

Guaranteed Lifetime Withdrawal Benefit – Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits rider, the Income Select for Life rider, and the Retirement Income Choice rider.

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraphs in the SUMMARY section in the prospectus (pages 6-8).

5.	EXPENSES

We deduct daily mortality and expense risk fees and administrative charges at an annual rate of 1.30% (if you choose the Return of Premium Death Benefit), or 1.50% (if you choose the Annual Step-Up Death Benefit), or 1.95% (if you choose the Double Enhanced Death Benefit) from the assets in each subaccount.

If you elect the Retirement Income Choice Rider and any combination of Additional Options, then there is a rider fee, which ranges from 0.60% to 1.40% of the withdrawal base on each rider anniversary.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark Variable Annuity dated May 1, 2007

8.	DEATH BENEFIT

When you purchase a policy you generally may choose one of the following optional guaranteed minimum death benefits:

•	Double Enhanced; or

•	Annual Step-Up; or

•	Return of Premium.

Note: If you elect the Double Enhanced Death Benefit, you must allocate 100% of your policy value to one or more “designated investment choices.” (See “Guaranteed Minimum Death Benefit – Designated Investment Choices.”)

10.	ADDITIONAL FEATURES

•

You may elect an optional rider which provides you with a guaranteed lifetime withdrawal benefit if you invest in certain designated funds. Excess withdrawals will adversely affect the guaranteed lifetime withdrawal benefit. This feature is called “Retirement Income Choice.” There is an extra charge for this rider. Note: If you elect the Retirement Income Choice rider, you must allocate 100% of your policy value to one or more “designated investment choices.” (See “Retirement Income Choice – Designated Investment Choices.”)

The following hereby replaces the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES in the prospectus (pages 10-11).

ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted, and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(2)	8%
Transfer Fee(3)	$0 -$10
Special Service Fee	$0 -$25

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

Annual Service Charge	$0 - $35 Per Policy
Separate Account Annual Expenses (as a percentage of average separate account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee(4)	1.15%
Administrative Charge	0.15%
Total Separate Account Annual Expenses	1.30%

ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES(1) CONINUED

Optional Separate Account Expenses:
Double Enhanced Death Benefit(5)		0.65%
Annual Step-Up Death Benefit(6)		0.20%
Liquidity Rider(7)		0.50%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expense(8)		2.45%
Optional Rider Fees(9):
Additional Death Distribution(10)		0.25%
Additional Death Distribution+(11)		0.55%
Living Benefits Rider(12)		0.60%
5 For Life Rider		0.60%

	Single Life Option	Joint Life Option
Income Select for Life Rider – base benefit(13)	0.40%	0.60%
Additional Benefits available with the Income Select for Life Rider
Growth Option(14)	0.25%	0.50%
Additional Death Payment Option(14)	0.25%	0.20%
Income Enhancement Option(14)	0.15%	0.30%
Total Income Select for Life Rider Fees with Highest Combination of Benefits	1.05%	1.60%
Retirement Income Choice Rider – base benefit(15)	0.60%	0.90%
Additional Benefits available with the Retirement Income Choice Rider
Additional Death Payment Option(16)	0.25%	0.20%
Income Enhancement Option(16)	0.15%	0.30%
Current Total Retirement Income Choice Rider Fees with Highest Combination of Benefits(17)	1.00%	1.40%
Maximum Total Retirement Income Choice Rider Fees with Highest Combination of Benefits	1.75%	2.15%

The next item shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2006 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses(18):	Lowest	Highest
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.65%	1.57%

This Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2006, and the base policy with the combination of optional riders that results in the highest level of optional rider fees—Annual Step-Up Death Benefit, Liquidity Rider, Additional Death Distribution+, and Income Select

for Life (Joint Life Option with all additional benefits). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example(19)	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period	$1310	$2415	$2952	$5873
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy	$590	$1785	$2952	$5873

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

(1)

The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. during the income phase the fees may be different than those described in the Fee Table. See Section 5, Expenses.

(2)

The surrender charge, if any is imposed, applies regardless of how the policy value is allocated among the investment choices. The surrender charge is decreased based on the number of years since the premium payment was made.

If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See Section 5, Expenses.

(3)

The transfer fee, if any is imposed, applies to each policy, regardless of how the policy value is allocated among the investment choices. There is no fee for the first 12 transfers per policy year. For additional transfers, Transamerica may charge a fee of $10 per transfer.

(4)	The mortality and expense fee shown (1.15%) is for the accumulation phase with the Return of Premium Death Benefit.

(5)	The fee for the Double Enhanced Death Benefit (0.65%) is in addition to the base mortality and expense risk and administrative fees.

(6)	The fee for the Annual Step-Up Death Benefit (0.20%) is in addition to the base mortality and expense risk and administrative fees.

(7)	The fee for the Liquidity Rider is in addition to the mortality and expense risk fee (1.15%). This fee is only charged for the first four policy years.

(8)	This reflects the base separate account expenses plus the fees for the Double Enhanced Death Benefit and Liquidity Rider, but does not include any annual optional rider fees.

(9)	In some cases, riders to the policy are available that provide optional benefits that are not described in detail in this prospectus. There are additional fees (each year) for those riders.

(10)	The annual Additional Death Distribution fee is 0.25% of the policy value and is deducted only during the accumulation phase.

(11)	The annual Additional Death Distribution+ fee is 0.55% of the policy value and is deducted only during the accumulation phase.

(12)

The fee is a percentage of the “principal back” total withdrawal base. The “principal back” total withdrawal base on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the “principal back” total withdrawal base is equal to: the “principal back” total withdrawal base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.

(13)

The fee is a percentage of the total withdrawal base. The total withdrawal base on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent total withdrawal base adjustments.

(14)	This fee is a percentage of the total withdrawal base and is in addition to the Income Select for Life Rider base benefit fee.

(15)

The fee is a percentage of the withdrawal base. The withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments.

(16)	This fee is a percentage of the withdrawal base and is in addition to the Retirement Income Choice Rider base benefit fee.

(17)	These rates are guaranteed through the first five rider anniversaries.

(18)

The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2006 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisors or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(19)	The Example does not reflect premium tax charges or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

[THIS SPACE INTENTIONALLY LEFT BLANK]

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraphs in the “5. EXPENSES” section in the prospectus.

The following replaces paragraph 2 under the heading “Mortality and Expense Risk Fee” on page 23.

During the accumulation phase: for the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.15%; for the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is 0.20% higher, at an annual rate of 1.35%, and for the Double Enhanced Death Benefit, the mortality and expense risk fee is 0.65% higher, at an annual rate of 1.80%. During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.

The following should be inserted on page 24, before the heading “Portfolio Fees and Expenses”.

Retirement Income Choice Rider and Additional Option Fees

If you elect the Retirement Income Choice rider, there is an annual fee during the accumulation phase of 0.60% to 1.40% of the withdrawal base, depending upon whether you elect additional options with the rider. This rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase.

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraphs in the “8. DEATH BENEFIT” section in the prospectus (page 31).

GUARANTEED MINIMUM DEATH BENEFIT

On the policy application, you generally may choose one of the guaranteed minimum death benefit options listed below (age limitations may apply).

After the policy is issued, you cannot make an election and the death benefit cannot be changed.

A.	Double Enhanced Death Benefit

The death benefit under this option is the greater of 1 or 2 below:

1.	The 6% Annually Compounding through age 80 Death Benefit is equal to:

•	the total premium payments; less

•	any adjusted partial withdrawals;

•	accumulated at an effective annual rate of 6% from each premium payment date, and each surrender date to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday.

2.	The Monthly Step-Up through age 80 Death Benefit is equal to:

•	the largest policy value on the policy date or on any monthly anniversary prior to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday; plus

•	any premium payments subsequent to the date of any monthly anniversary with the largest policy value; minus

•	any adjusted partial withdrawals subsequent to the date of the monthly anniversary with the largest policy value.

This benefit is not available if the owner or annuitant is age 76 or older on the policy date and requires you to invest only in certain designated investment choices. The charge for this benefit (0.65% annually) is in addition to the base mortality and expense risk and administrative charges under the policy.

Designated Investment Choices. If you elect the Double Enhanced Death Benefit, you must allocate 100% of your policy value to one or more of the following “designated investment choices:”

Asset Allocation – Conservative Portfolio – Service Class

Asset Allocation – Moderate Portfolio – Service Class

Asset Allocation – Moderate Growth Portfolio – Service Class

International Moderate Growth Fund – Service Class

Transamerica Balanced – Service Class

Transamerica Money Market – Service Class

Transamerica U.S. Government Securities – Service Class

PIMCO Total Return – Service Class

Fixed Account

Please note:

•	All policy value must be allocated to one or more designated investment choices.

•	You may transfer amounts among the designated investment choices; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.

The Double Enhanced Death Benefit is not available if a guaranteed lifetime withdrawal benefit is chosen.

B.	Annual Step-Up Death Benefit

On each policy anniversary before your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. The death benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary before the earlier of the date of the annuitant’s death or the annuitant’s 81st birthday; plus

•	any premium payments since that date; minus

•	any adjusted partial withdrawals since that date.

The Annual Step-Up Death Benefit is not available if the annuitant is 76 or older on the policy date. The charge for this benefit (0.20% annually) is in addition to the base mortality and expense risk and administrative charges under the policy.

C.	Return of Premium Death Benefit

The Return of Premium Death Benefit is equal to:

•	total premium payments; less

•	any adjusted partial withdrawals as of the date of death.

The Return of Premium Death Benefit will be in effect if you do not choose one of the other death benefit options on the policy application.

The Guaranteed Minimum Death Benefit riders may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the Guaranteed Minimum Death Benefit riders. The application and operation of the riders are governed by the terms and conditions of the riders themselves.

Adjusted Partial Withdrawal

When you request a partial withdrawal, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the dollar amount of your withdrawal request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of withdrawal. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total premium payments. We have included a detailed explanation of this adjustment in the SAI. This is referred to as “adjusted partial withdrawal” in your policy.

The following is added to the disclosure under the heading “10. ADDITIONAL FEATURES” section in the prospectus (pages 37-42).

RETIREMENT INCOME CHOICE

You may elect to purchase the optional Retirement Income Choice rider which provides you with a guaranteed lifetime withdrawal benefit if you invest only in certain designated investment choices. This rider is available during the accumulation phase. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income Choice rider for a qualified policy.

Retirement Income Choice – Base Benefit. This benefit is intended to provide a level of cash withdrawals regardless of the performance of the designated investment choices you select. Under this benefit, you can withdraw up to the rider withdrawal amount each rider year, starting with the rider year immediately following the annuitant’s 59th birthday and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of “excess withdrawals”; see Withdrawal Base Adjustments, and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and on each anniversary thereafter. All withdrawals before the annuitant is 59 are excess withdrawals; a penalty tax may be assessed on amounts withdrawn from the policy before the owner reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 56 years old. Further assume that you do not make any additional withdrawals or premium payments, no automatic step-ups occurred, but that after ten years your policy value has declined to $90,000 solely because of negative investment performance. With an annual growth rate percentage of 5.0%, after 10 years the withdrawal base is equal to $162,889. You could withdraw up to $8,144 which is the applicable withdrawal percentage of 5.0% multiplied by the withdrawal base of $162,889 each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 66, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 66 years old. That excess withdrawal decreases your future rider withdrawal amount to $7,960.

See the SAI for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•	Any withdrawal in excess of the rider withdrawal amount is an excess withdrawal.

•	An excess withdrawal may impact the rider withdrawal amount, withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis.

•	Any withdrawal will reduce your rider death benefit (if applicable).

Like all withdrawals, withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year without causing an excess withdrawal. See Withdrawal Base Adjustments and Rider Death Benefit Adjustments, below. The rider withdrawal amount may be referred to as “minimum remaining withdrawal amount” in your policy statement and other documents.

The rider withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s 59th birthday. If the annuitant is at least 59 years old on the date that the rider is elected (“rider date”), then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

•	the rider withdrawal amount described above; or

•

an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-over from past years). Only amounts calculated as set forth above can be used as the rider withdrawal amount.

Once your policy value reaches zero, you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive withdrawals guaranteed by this rider after your policy value reaches zero, you must select the frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•

If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of specified funds (See “Designated Investment Choices” below).

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage
0 - 58	0%
59 - 69	5.0%
70 - 79	6.0%
≥ 80	7.0%

Please note, once established, the withdrawal percentage will not increase even though the annuitant’s age increases.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments. The withdrawal base may be referred to as “total withdrawal base” in your policy statement and other documents.

On each rider anniversary, the withdrawal base will equal the greatest of:

•	Current withdrawal base;

•	The withdrawal base immediately before the rider anniversary increased by the growth credit (see “Growth” below);

•	The policy value on any monthiversary, including the current rider anniversary (see “Automatic Step-Up” below).

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05).

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversary during the preceding rider year if no excess withdrawal occurred or (2) the policy value on the rider anniversary, if the withdrawal base after any annual growth credit is applied, is less than that amount.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up.

Automatic Step-Up Opt Out. Each time an automatic step-up will result in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after a rider anniversary on which the automatic step-up occurred,. We must receive your rejection, in a form satisfactory to us, at our Administrative and Service Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred.

Withdrawal Base Adjustments. Gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in the policy value), possibly to zero. Withdrawal base adjustments occur immediately following excess withdrawals. See the SAI for examples showing the effect of hypothetical withdrawals in more detail including an excess withdrawal that reduces the withdrawal base by a pro rata amount. Excess withdrawals may eliminate any guarantee offered by this rider.

Please note:

•

Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and if the policy value decreases before you elect the rider.

•	Upon the death of the annuitant, the Retirement Income Choice rider terminates and there are no more additional guaranteed withdrawals.

Designated Investment Choices. If you elect this rider, you must allocate 100% of your policy value to one or more of the following “designated investment choices:”

Asset Allocation – Conservative Portfolio – Service Class

Asset Allocation – Moderate Portfolio – Service Class

Asset Allocation – Moderate Growth Portfolio – Service Class

International Moderate Growth Fund – Service Class

Transamerica Balanced – Service Class

Transamerica Money Market – Service Class

Transamerica U.S. Government Securities – Service Class

PIMCO Total Return – Service Class

Fixed Account

If you elect this rider, you may transfer amounts among the designated investment choices (subject to the terms and conditions stated in the prospectus); however, you cannot transfer any amount (or allocate premium payments) to any other subaccount. After the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day, you may transfer to a non-designated investment choice. Terminating the rider will result in losing all your benefits under the rider.

Please note: The earliest you can transfer to a non-designated investment choice is the first business day after the fifth rider anniversary. You will be required to terminate the rider first.

Manual Upgrades. You can upgrade the withdrawal base to the policy value during the 30-day period following each successive fifth rider anniversary by sending us written notice in a form acceptable to us, as long as the rider issue requirements for a new rider are met. At this time the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage and growth rate (which may be higher or lower than your current rider fee percentage and growth rate). The new rider date will be the date the Company receives all necessary information. You cannot elect a manual upgrade if the annuitant is 86 or older.

Retirement Income Choice – Additional Options. You may elect the following options with the Retirement Income Choice rider (the options are not mutually exclusive):

•	Death Benefit;

•	Joint Life; and

•	Income Enhancement.

There is an additional fee for each option.

(1)	Rider Death Benefit Option:

If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of guaranteed minimum death benefit, if applicable, or the base policy death benefit. The additional amount can be zero.

Rider Death Benefit. The rider death benefit on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:

•	the rider death benefit on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Rider Death Benefit Adjustments,” below).

Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value) possibly to zero. See the SAI for examples showing the effect of hypothetical withdrawals in more detail, including any excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.

Please note:

•

Excess withdrawals may eliminate the additional death benefit available with the Retirement Income Choice rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.

•	Manual upgrades to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.

If an owner who is not the annuitant dies and the surviving spouse continues the policy, no additional amount is payable. If the policy is not continued, the surviving owner (who is also the sole beneficiary) may elect to receive lifetime income payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value.

The rider death benefit may be referred to as “minimum remaining withdrawal amount” on your policy statement and other documents.

(2)	Joint Life Option:

If you elect this rider, you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death. This allows the rider withdrawal amount to be withdrawn until the death of the annuitant or the annuitant’s spouse (only if the annuitant’s spouse continues the policy), whichever is later.

Please note:

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.

•

If at the time of the annuitant’s death the spouse cannot continue to keep the policy in force under the tax code, then the rider will terminate and no additional withdrawals under the rider are permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.

•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.

•	You cannot elect a manual upgrade if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).

•	If there is a change in marital status, the rider will terminate upon the death of the first spouse who is an owner.

(3)	Income Enhancement Option:

If you elect this rider, you can also elect to have your withdrawal percentage double if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, due to a medical necessity, in a hospital or nursing facility and has been so confined for the elimination period (180 days within the last 365 days). Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”). The elimination period and waiting period can, but do not need to, run concurrently.

Please note:

•	You cannot elect the Income Enhancement Option if the qualifying person or persons is/are already confined in a hospital or nursing facility.

•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.

We will require confirmation of confinement while benefits are being received. Confirmation of confinement may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us. If confinement ceases, you may re-qualify by satisfying a 180-day the waiting period and elimination period requirement.

Retirement Income Choice Rider and Additional Option Fees. A rider fee, 0.60% for single life or 0.90% for joint life of the withdrawal base on each rider anniversary, is charged annually prior to annuitization for the base benefit.

If you elect options with the Retirement Income Choice rider, you will be charged an additional fee for each option you elect. Each additional fee is charged annually prior to annuitization and is a percentage of the withdrawal base on each rider anniversary. The additional fees are as follows:

Option	Single Life	Joint Life
Death Benefit	0.25%	0.20%
Income Enhancement	0.15%	0.30%

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider. The rider fees are deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Retirement Income Choice Rider Issue Requirements. The Company will not issue the Retirement Income Choice rider unless:

•	the annuitant is not yet age 86 (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

Termination. The Retirement Income Choice rider and any additional options will terminate upon the earliest of the following:

•

the date we receive written notice from you requesting termination of the Retirement Income Choice rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your mandatory annuitization date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount); or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a mandatory annuitization date at which time your policy will be annuitized according to its terms. If you have reached your mandatory annuitization date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your rider withdrawal amount.

The Retirement Income Choice rider and additional options may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the Retirement Income Choice rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated December 31, 2007

to the

Statement of Additional Information dated May 1, 2007

This supplement provides an illustration of separate account accumulation unit value calculations for the Double Enhanced death benefit and examples showing the effect of hypothetical withdrawals on the benefits under the Retirement Income Choice rider available under your policy.

The following hereby replaces the Illustration of Separate Account Accumulation Unit Value Calculations table in the Statement of Additional Information (page 22).

Illustration of Separate Account Accumulation Unit Value Calculations

(Assumes Double Enhanced Death Benefit)

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor =     (A + B - C) - E

                     D

Where:
A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
Assume A = $11.57

B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0

C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0

D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
Assume D = $11.40

E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees. Assume E totals 1.95% on an annual basis; on a daily basis, this equals .000052912.

Then, the net investment factor =     (11.57 + 0 - 0) - .000052912 = Z = 1.014859369

                                                                   (11.40)

This Supplement must be accompanied or preceded

by the Statement of Additional Information for the

Transamerica Landmark Variable Annuity dated May 1, 2007

The following disclosure is hereby added to the Statement of Additional Information.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT ADJUSTED PARTIAL SURRENDERS

Withdrawal Base. Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:

1)	the excess withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the withdrawal base prior to the withdrawal of the excess amount.

Rider Death Benefit. Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount of the withdrawal (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:

1)	the excess withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Rider Death Benefit (“RDB”)

2.	Withdrawal Base (“WB”)

3.	Rider Withdrawal Amount (“RWA”)

Example 1 (Base):

Assumptions:

WB = $100,000

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

2

Gross partial withdrawal (“GPWD”) = $5,000

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) = $100,000

You = Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 66 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

Example 2 (Excess Withdrawal):

Assumptions:

WB = $100,000

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

GPWD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 66 at time withdrawals begin, which means Withdrawal Percentage is 5%.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% withdrawal)) * WB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new withdrawal base is $97,647.06

3

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

Question: What is the new rider withdrawal amount?

$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).

Example 3 (Base demonstrating growth):

Assumptions:

WB = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

Please note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.

GPWD = $8,144

EWD = None

PV = $90,000 in 10 years

You = Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 56 on rider issue; age 66 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.

Example 4 (Base demonstrating growth with Death Benefit option):

Assumptions:

4

You = Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 56 on rider issue; age 66 at time withdrawals begin, which means Withdrawal Percentage is 5%.

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889

RDB (optional additional death benefit for additional cost) = $100,000

RWA= 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

Please note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.

GPWD = $8,144

EWD = None

PV = $90,000 in 10 years

Step One. Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Step Two. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)

2.	$100,000 - $8,144 = $91,856.

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change and the rider death benefit reduces to $91,856.

Example 5 (Base with growth and Death Benefit option):

Assumptions:

You = Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 56 on rider issue; age 66 at time withdrawals begin, which means Withdrawal Percentage is 5%.

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

5

Please note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.

GPWD = $10,000

EWD = $1,856 ($10,000 - $8,144)

PV = $90,000 in 10 years

Step One. Is any portion of the total withdrawal greater than the rider withdrawal amount?

Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)

Step Two. Calculate how much of the rider death benefit is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% withdrawal)) * (RDB – 5% withdrawal)

2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?

$2,082.74 pro rata amount

Step Four. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74

2.	$100,000 - $10,226.74= $89,773.26

Result. The rider death benefit is $89,773.26.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted as well as a new lower rider withdrawal amount. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% withdrawal)) * WB before any adjustments

2.	($1,856 / ($90,000 - $8,144)) * $162,889 = $3,693.34

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $3,693.34 pro rata amount?

$3,693.34 pro rata amount.

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?

$162,889 - $3,693.34 = $159,195.66

6

Result. The new withdrawal base is $159,195.66

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new rider withdrawal amount?

$159,195.66 (the adjusted withdrawal base) * 5% = $7,959.78

Result. Going forward, the maximum you can take out in a year is $7,959.78 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base.

7

PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a)  Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)  Exhibits:    The following exhibits are filed herewith:

(1)	(a)		Resolution of the Board of Directors of PFL Life Insurance Company authorizing establishment of the Separate Account. Note 1.

	(b)		Authorization Changing Name of the Separate Account. Note 9.

(2)			Not Applicable.

(3)	(a)		Principal Underwriting Agreement by and between PFL Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and MidAmerica Management Corporation. Note 3.

	(a)	(1)	Principal Underwriting Agreement by and between PFL Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and AFSG Securities Corporation. Note 12.

	(a)	(2)

Termination of Principal Underwriting Agreement by and between AEGON USA Securities, Inc., formerly known as MidAmerica Management Corporation, and PFL Life Insurance Company on its own behalf and on the behalf of PFL Endeavor Variable Annuity Account. Note 14.

	(a)	(3)

Form of Amended and Reinstated Principal Underwriting Agreement by and between AFSG Securities Corporation and Transamerica Life Insurance Company on its behalf and on behalf of the separate investment accounts. Note 30.

	(a)	(4)	Form of Amendment No. 8 and Novation to Amended and Restated Principal Underwriting Agreement. Note 42.

	(b)		Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 12.

(4)	(a)		Form of Policy for the Endeavor Variable Annuity. Note 3.

	(b)		Form of Policy Endorsement (Required Distributions). Note 3.

	(c)		Form of Policy Endorsement (Death Benefits). Note 4.

	(d)		Form of Policy Endorsement (Nursing Care). Note 7.

	(e)		Form of Policy Endorsement (Death Benefit). Note 8.

	(f)		Form of Policy for the Endeavor Variable Annuity. Note 10.

	(g)		Form of Policy Endorsement (Nursing Care). Note 10.

	(h)		Form of Policy for the Endeavor FI Variable Annuity. Note 11.

	(i)		Form of Policy Endorsement for the Endeavor FI (Nursing Care). Note 11.

	(j)		Form of Policy Endorsement for the Endeavor Variable Annuity. (Nursing Care) Note 11.

	(k)		Form of Policy for the Endeavor Variable Annuity. Note 12.

	(l)		Form of Policy Endorsement (New Separate Accounts and Annuity Commencement Date). Note 12.

	(m)		Form of Policy Rider for the PFL Endeavor Variable Annuity and the PFL Endeavor ML Variable Variable Annuity

(GMIB) Note 14.

	(n)		Form of Policy Endorsement for the PFL Endeavor Variable Annuity and the PFL Endeavor ML Variable Annuity (403(b) Loan). Note 15.

	(o)		Form of Group Master Policy and Optional Riders for the Endeavor Variable Annuity. Note 20.

	(p)		Form of Group Certificate for the Endeavor Variable Annuity. Note 20.

	(q)		Form of Individual Policy for the Endeavor Variable Annuity. Note 20.

	(r)		Form of Policy for the Separate Account VA B. Note 24.

	(s)		Form of Policy Rider (Additional Death Distribution). Note 24.

	(t)		Form of Policy Endorsement (Initial Payment Guarantee). Note 24

	(u)		Form of Policy Rider (Managed Annuity Program), Note 26.

	(v)		Form of Individual Policy for the Separate Account VA B. Note 32.

	(w)		Form of Policy Rider (Liquidity Rider). Note 32.

	(x)		Form of Policy Rider (MAP II), Note 32.

	(y)		Form of Policy Rider (GPS) Note 37.

	(z)		Form of Policy Rider (5 for Life) Note 37.

	(aa)		Form of Rider (ADD+) Note 37.

	(bb)		Form of Rider (5 for Life-Growth - without Death Benefit) Note 39.

	(cc)		Form of Rider (5 for Life with Growth - with Death Benefit) Note 39.

	(dd)		Form of Rider (Income Select for Life). Note 41.

	(ee)		Form of Rider (Double Enhanced). Note 43.

	(ff)		Form of Rider (Retirement Income Choice). Note 43.

(5)	(a)		Form of Application for the Endeavor Variable Annuity. Note 11.

	(b)		Form of Application for the Endeavor FI Variable Annuity. Note 11.

	(c)		Form of Application for the Endeavor ML Variable Annuity. Note 11.

	(d)		Form of Application for the PFL Endeavor Variable Annuity. Note 12.

	(e)		Form of Application for the PFL Endeavor Variable Annuity. Note 14.

	(f)		Form of Application for the PFL Endeavor ML Variable Annuity. Note 14.

	(g)		Form of Group Master Application for the Endeavor Variable Annuity. Note 20.

	(h)		Form of Application for Transamerica Landmark Note 24.

	(i)		Form of Application for Transamerica Landmark ML. Note 24.

	(j)		Form of Application for Transamerica Landmark. Note 32.

	(k)		Form of Application for Transamerica Landmark with Merrill Lynch Funds. Note 32.

	(l)		Form of Application. Note 33.

(6)	(a)		Articles of Incorporation of PFL Life Insurance Company. Note 3.

	(b)		Bylaws of PFL Life Insurance Company. Note 3.

(7)			Reinsurance Agreement. Note 36.

(8)	(a)		Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 3.
	(b)		Participation Agreement with WRL Series Fund, Inc. Note 5.

	(b)	(1)	Amendment No. 12 to Participation Agreement among WRL Series Fund, In., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 17.

(8)	(b)	(2)	Amendment No. 15 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 22.

	(b)	(3)

Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc. Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 24.

	(b)	(4)

Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 32.

	(b)	(5)	Amendment No. 31 to Participation Agreement (AEGON/Transamerica), Note 36.

	(b)	(6)	Amendment No. 32 to Participation Agreement (AEGON/Transamerica), Note 37.

	(c)		Administrative Services Agreement by and between PFL Life Insurance Company and State Street Bank and Trust Company (assigned to Vantage Computer Systems, Inc.). Note 2.

	(d)		Amendment and Assignment of Administrative Services Agreement. Note 3.

	(e)		Second Amendment to Administrative Services Agreement. Note 4.

	(f)		Termination Notice of Administrative Services Agreement by and between PFL Life Insurance Company and Vantage Computer Systems, Inc. Note 10.

	(g)		Participation Agreement by and between PFL Life Insurance Company and Merrill Lynch Asset Management L.P. for the Endeavor ML Variable Annuity Note 11.

	(h)		Amendment to Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 11.

	(h)	(1)	Amendment No. 6 to Participation Agreement by and between PFL Life Insurance Company, Endeavor Management Co. and Endeavor Series Trust. Note 17

(8)	(h)	(2)	Amendment to Schedule A of the Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 22

	(h)	(3)

Termination of Participation Agreement among Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, on their own behalf and on behalf of their separate accounts, Endeavor Series Trust and Endeavor Management Co. Note 32.

	(i)		Participation Agreement by and between PFL Life Insurance Company and Transamerica Variable Insurance Fund, Inc. Note 20

	(i)	(1)	Termination of Participation Agreement (Transamerica). Note 26

	(i)	(2)	Participation Agreement (Transamerica). Note 26

	(i)	(3)	Addendum to Participation Agreement (Transamerica). Note 26

	(j)

Participation Agreement by and between variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company, and Addendums thereto. Note 18

	(j)	(1)

Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 20

	(j)	(2)

Form of Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Funds II, Fidelity Distributors Corporation, and Transamerica Life Insurance Company (formerly PFL Life Insurance Company). Note 24

	(j)	(3)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Funds, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

	(j)	(4)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

	(j)	(5)

Amendment Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

	(k)		Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 19

	(k)	(1)	Amended Schedule A to Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company Note 20

	(k)	(2)	Amendment No. 2 to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

	(k)	(3)	Amended Schedule A to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

(8)	(l)		Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 21

(8)	(l)	(1)	Amendment No. 2 to Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 22

(8)	(m)		Participation Agreement by and among Alliance Variable Products Series Fund, PFL Life Insurance Company, AFSG Securities Corporation. Note 23.

	(m)	(1)

Amendment No. 2 to Participation Agreement by and among Alliance Variable Products Series Fund, Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AFSG Securities Corporation. Note 26

(8)	(n)		Participation Agreement by and among AIM Variable Insurance funds, Inc., AIM Distributors, Inc., PFL Life Insurance Company and AFSG Securities Corporation Note 27.

	(n)	(1)	Amendment No. 7 to Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., Transamerica Life Insurance Company and AFSG Securities Corporation. Note 31.

(8)	(o)		Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 28.

	(o)	(1)	Partial Termination of Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 29.

	(o)	(2)	Amended and Restated Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company, and Transamerica Life Insurance Company. Note 32.

	(o)	(3)

Amendment No. 3 to the Amended and Restated Participation Agreement dated July 1, 2001 by and among the MFS Variable Insurance Trust, Massachusetts Financial Service Company and Transamerica Life Insurance Company. Note 32.

(8)	(p)		Participation Agreement among STI Classic Variable Trust, SEI Investment Distribution Company, Trustco Capital Management, Inc. and PFL Life Insurance Company. Note 34.

	(p)	(1)	Amendment No. 1 to Participation Agreement by and among STI Classic Variable Trust. SEI Investments Distribution Company, Trustco Capital Management, Inc. and PFL Life Insurance Company. Note 34.

(8)	(q)

Participation Agreement between MTB Group of Funds, Edgewood Services, Inc, MTB Investment Advisors, Inc., Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company. Note 34.

	(q)	(1)	Amendment No.1 to the Participation Agreement (MTB Group of Funds). Note 37.

(8)	(r)		Amended and Restated Participation Agreement among Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 40.

(8)	(s)		Amended and Restated Participation Agreement among Franklin/Templeton Distributors, Inc. and Transamerica Life Insurance Company. Note 42.

(8)	(t)		Amendment No.1 to Participation Agreement among Huntington VA Funds and Transamerica Life Insurance Company. Note 44.

(9)	(a)	Opinion and Consent of Counsel. Note 42.

(9)	(b)	Consent of Counsel Note 42.

(10)	(a)	Consent of Independent Registered Public Accounting Firm. Note 42.

	(b)	Opinion and Consent of Actuary. Note 40.

(11)		Not Applicable.

(12)		Not Applicable.

(13)		Performance Data Calculations. Note 40.

(14)

Powers of Attorney (P.S. Baird, W.L. Busler, D.C. Kolsrud, R.J. Kontz). Note 6. (Craig D. Vermie) Note 9. (Brenda K. Clancy) Note 10. (Larry N. Norman Note 14. Bart Herbert, Jr.) Note 24. (Christopher H Garrett, Authur C. Schneider). Note 32. (Ronald L. Ziegler) Note 35. (James A. Beardsworth) Note 38. (Brenda K. Clancy, Larry N. Norman, Arthur C. Schneider, Craig D. Vermie, Ronald L. Ziegler, James A. Beardsworth, and Eric J. Martin). Note 42. (Darryl D. Button). Note 43.

Note 1.	Filed with the initial filing of this Form N-4 Registration Statement (File No. 33-33085 on January 23, 1990.
Note 2.	Filed with Pre-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 33-33085) on April 9, 1990.
Note 3.	Filed with Post-Effective Amendment No. 2 to this Form N-4 Registration Statement (File No. 33-33085) on April 1, 1991.
Note 4.	Filed with Post-Effective Amendment No. 3 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1992.
Note 5.	Filed with Post-Effective Amendment No. 5 to this Form N-4 Registration Statement (File No. 33-33085) on April 30, 1993.
Note 6.	Filed with Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 33-33085) on January 28, 1994.
Note 7.	Filed with Post-Effective Amendment No. 7 to this Form N-4 Registration Statement (File No. 33-33085) on March 29, 1994.
Note 8.	Filed with Post-Effective Amendment No. 10 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 1995.
Note 9.	Filed with Post-Effective Amendment No. 11 to this Form N-4 Registration Statement (File No. 33-33085) on April 24, 1996.
Note 10.	Filed with Post-Effective Amendment No. 12 to this Form N-4 Registration Statement (File No. 33-33085) on February 28, 1997.
Note 11.	Filed with Post-Effective Amendment No. 13 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1997.
Note 12.	Filed with Post-Effective Amendment No. 14 to this Form N-4 Registration Statement (File No. 33-33085) on February 27, 1998.
Note 13.	Filed with Post-Effective Amendment No. 15 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1998.
Note 14.	Filed with Post-Effective Amendment No. 16 to this Form N-4 Registration Statement (File No. 33-33085) on September 28, 1998.
Note 15.	Filed with Post-Effective Amendment No. 17 to this Form N-4 Registration Statement (File No. 33-33085) on January 25, 1999.
Note 16.	Filed with Post-Effective Amendment No. 19 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1999.
Note 17.	Filed with the Initial filing of Form N-4 Registration Statement for the Access Variable Annuity (File No. 333-94489) on January 12, 2000.

Note 18.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on December 6, 1996.
Note 19.	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on April 29, 1997.
Note 20.	Filed with Post-Effective Amendment No. 21 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 2000.
Note 21.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (333-26209) on April 28, 2000.
Note 22.	Filed with Post-Effective Amendment 22 to this Form N-4 Registration Statement (File No. 33-33085) on October 3, 2000.
Note 23.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) on April 28, 2000.
Note 24.	Filed with Post-Effective Amendment No. 25 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 2001.
Note 25.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63086) on September 13, 2001.
Note 26.	Filed with Post-Effective Amendment No. 26 to this Form N-4 Registration Statement (File No. 33-33085) on October 2, 2001.
Note 27.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-7509) on July 16, 1998.
Note 28.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-7509) on December 23, 1997.
Note 29.	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 1999.
Note 30.	Filed with Post Effective Amendment 30 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 2002.
Note 31.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (333-76230) on April 29, 2002.
Note 32.	Filed with Post-Effective Amendment No. 31 to this Form N-4 Registration Statement (File No. 33-33085) on October 15, 2002.
Note 33.	Filed with Post-Effective Amendment No. 34 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 2003.
Note 34.	Filed with Post-Effective Amendment No. 36 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 2004.
Note 35.	Incorporated herein by reference to Initial Filing to N-4 Registration Statement (File No. 333-116562) on June 17, 2004.
Note 36.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-109580) on January 7, 2005.
Note 37.	Filed with Post-Effective Amendment No. 37 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 2005.
Note 38.	Filed with Post-Effective Amendment No. 38 to this Form N-4 Registration Statement (File No. 33-33085) on September 12, 2005.
Note 39.	Filed with Post-Effective Amendment No. 39 to this Form N-4 Registration Statement (File No. 33-33085) on December 12, 2005.
Note 40.	Filed with Post-Effective Amendment No. 40 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 2006.
Note 41.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-131987) Filed on July 19, 2006.
Note 42.	Filed with Post-Effective Amendment No. 41 to this Form N-4 Registration Statement (File No. 33-33085) on April 26, 2007.
Note 43.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-131987) Filed on September 21, 2007.
Note 44.	Filed herewith.

Item 25.     Directors and Officers of the Depositor

Name and Business Address	Principal Positions and Offices With Depositor
Larry N. Norman 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Chairman of the Board and President

Ronald L. Ziegler 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Vice President

Craig D. Vermie 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Senior Vice President, Secretary, and General Counsel

Arthur C. Schneider 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Chief Tax Officer and Senior Vice President

Eric J. Martin 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Vice President and Corporate Controller

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Executive Vice President and Chief Operations Officer

Darryl D. Button 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Senior Vice President and Chief Financial Officer

Item 26. Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance

Academy Insurance Group, Inc.	Delaware	100% Commonwealth General Corporation	Holding company

ADB Corporation, L.L.C.	Delaware	100% AUSA Holding Company	Special purpose limited Liability company

AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	Insurance company marketing support

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company

AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Portfolio management company/investment adviser

AEGON Dealer Services Canada, Inc.	Canada	100% 1490991 Ontario Limited	Mutual fund dealership

AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Direct Marketing Services, Inc.	Maryland	100% Monumental Life Insurance Company	Marketing company

AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing

AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund manager

AEGON Funding Corp.	Delaware	100% AEGON USA, Inc.	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Ireland Services Limited	Ireland	100% AEGON Ireland Holding B.V.	Provides the services of staff and vendors to AEGON Financial Assurance Ireland, Limited and AEGON Global Institutional Markets plc

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.72% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 12,962 shares; AEGON USA, Inc. owns 3,238 shares	Holding company

AEGON U.S. Holding Corporation	Delaware	1056 shares of Common Stock owned by Transamerica Corp.; 225 shares of Series A Voting Preferred Stock owned by Transemorica Coporation	Holding company

AEGON USA Investment Management, Inc.	Iowa	100% AUSA Holding Co.	Investment advisor

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, Inc.	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co,	Administrative and investment services

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

As of 1/1/2007	Page 4

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 120 shares Voting Common Stock owned by AEGON U.S Corporation	Holding company

AEGON/Transamerica Series Trust	Delaware	100% AEGON/Transamerica Fund Advisors, Inc.	Mutual fund

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Broker-Dealer

ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

Ammest Realty Corporation	Texas	100% Monumental Life Insurance Company	Special-purpose subsidiary

Ampac Insurance Agency, Inc. (EIN 23-1720755)	Pennsylvania	100% Commonwealth General Corporation	Provider of management support services

Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent

Apple Partners of Iowa LLC	Iowa	Members: 58.13% Monumental Life Insurance Company; 41.87% Peoples Benefit Life Insurance Company	Hold title on Trustee’s Deeds on secured property

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance

ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: TOLIC (99%)	Property

AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company

AUSA Merger Sub, Inc.	Delaware	100% AUSA Holding Company	Special purpose

AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - First AUSA Life Insurance Company (99%)	Inter-company lending and general business

Bankers Financial Life Ins. Co.	Arizona	100% Voting Common Stock - First AUSA Life Insurance Co. Class B Common stock is allocated 75% of total cumulative vote. Class A Common stock is allocated 25% of total cumulative vote.	Insurance

Bay Area Community Investments I, LLC	California	70% LIICA; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Benefit Plans, Inc.	Delaware	100% Commonwealth General Corporation	Inactive

As of 1/1/2007	Page 5

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
BF Equity LLC	New York	100% RCC North America LLC	Real estate

Buena Sombra Insurance Agency, Inc.	Maryland	91,790 shares of common stock owned by Commonwealth General Corporation; 8,210 shares of common stock owned by Peoples Benefit Life Insurance Company	Insurance agency

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, Inc.; 10 shares of common stock owned by Commonwealth General Corporation	Holding company

Capital Liberty, L.P.	Delaware	99.0% Monumental Life Insurance Company (Limited Partner); 1.0% Commonwealth General Corporation (General Partner)	Holding company

Commonwealth General Corporation (“CGC”)	Delaware	100% AEGON U.S. Corporation	Holding company

Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Systems, Inc.	Maryland	100% Creditor Resources, Inc.	Technology

Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company

FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate

FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate

FGP Colonial Plaza, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate

FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Rockbeach, Inc	Delaware	100% FGH USA LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary

As of 1/1/2007	Page 6

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Financial Resources Insurance Agency of Texas	Texas	100% owned by Dan Trivers, VP & Director of Operations of Transamerica Financial Advisors, Inc., to comply with Texas insurance law	Retail sale of securities products

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Flashdance, LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production

Force Financial Group, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100% Life Investors Insurance Company of America	Investments

Garnet Assurance Corporation II	Iowa	100% Monumental Life Insurance Company	Business investments

Garnet Community Investments I, LLC	Delaware	100% Life Investors Insurance Company of America	Securities

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet LIHTC Fund I, LLC	Delaware	Members: Garnet Community Investments I, LLC (0.01%); Goldenrod Asset Management, Inc.—a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc.—a non-affiliate of AEGON (99.99%)	Investments

As of 1/1/2007	Page 7

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investmetns VII, LLC (0.01%); Washington Mutual Bank, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); Washington Mutual Bank, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	100% Garnet Community Investments IX, LLC	Investments

Garnet LIHTC Fund X, LLC	Delaware	100% Garnet Community Investments X, LLC	Investments

Garnet LIHTC Fund XI, LLC	Delaware	100% Garnet Community Investments XI, LLC	Investments

Garnet LIHTC Fund XII, LLC	Delaware	100% Garnet Community Investments XII, LLC	Investments

Gemini Investments, Inc.	Delaware	100% TLIC	Investment subsidiary

Global Preferred Re Limited	Bermuda	100% GPRE Acquisition Corp.	Reinsurance

Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company

GPRE Acquisition Corp.	Delaware	100% AEGON N.V.	Acquisition company

Great Companies, L.L.C.	Iowa	100% Money Services, Inc.	Markets & sells mutual funds & individually managed accounts

Hott Feet Development LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production

In the Pocket LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production

Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending

InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer

InterSecurities Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

Investment Advisors International, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Investment advisor

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote. Participating common stock is allowed 40% of total cumulative vote. First AUSA Life Insurance Co.	Insurance

JMH Operating Company, Inc.	Mississippi	100% People’s Benefit Life Insurance Company	Real estate holdings

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities

As of 1/1/2007	Page 8

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Life Investors Insurance Company of America	Iowa	679,802 shares Common Stock owned by AEGON USA, Inc.; 504,033 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance

LIICA Holdings, LLC	Delaware	Sole Member: Life Investors Insurance Company of America	To form and capitalize LIICA Re I, Inc.

LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company

LIICA Re II, Inc.	Vermont	100% Life Investors Insurance Company of America	Captive insurance company

Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company

Money Concepts (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental Life Insurance Company	Maryland	73.23% Capital General Development Company; 26.77% First AUSA Life Insurance Company	Insurance Company

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company

National Financial Insurance Agency, Inc.	Canada	100% 1488207 Ontario Limited	Insurance agency

NEF Investment Company	Calfornia	100% TOLIC	Real estate development

New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Pensaprima, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

Peoples Benefit Life Insurance Company	Iowa	76.3% Monumental Life Insurance Company; 20% Capital Liberty, L.P.; 3.7% CGC	Insurance Company

Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Insurance Company	Special-purpose subsidiary

Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCG Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Co.	Holding company

Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Co.	Holding company

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance

Quantitative Data Solutions, LLC	Delaware	100% owned by TOLIC	Special purpose corporation

Quest Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Travel discount plan

RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate

RCC Properties Limited Partnership	Iowa	AEGON USA Realty Advisors, Inc. is General Partner and 5% owner; all limited partners are RCC entities within the RCC group	Limited Partnership

As of 1/1/2007	Page 9

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: 38.356% Transamerica Life Insurance Co.; 34.247% TOLIC; 18.356% LIICA; 6.301% Monumental Life Insurance Co.; 2.74% Transamerica Financial Life Insurance Co.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members: 59.5% Transamerica Life Insurance Co.; 30.75% TOLIC; 22.25%; Transamerica Financial Life Insurance Co.; 2.25% Stonebridge Life Insurance Co.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members: 30.4% Transamerica Life Insurance Co.; 23% TOLIC; 1% Stonebridge Life Insurance Co.; 11% LIICA; 14% PBLIC; 5% MLIC	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	33.4% owned by Life Investors Insurance Company of America; 32% owned by Peoples Benefit Life Insurance Company; 10% owned by Transamerica Occidental Life Insurance Company; 9.4% owned by Monumental Life Insurance Company; 9.4% owned by Transamerica Financial Life Insurance Company; 1% owned by Stonebridge Life Insurance Company	Real estate alternatives investment

Real Estate Alternatives Portfolio 4HR, LLC	Delaware	34% owned by Transamerica Life Insurance Company; 30% owned by Transamerica Occidental Life Insurance Company; 22% owned by Monumental Life Insurance Company; 10% owned by Peoples Benefit Life Insurance Company; 4% owned by Transamerica Financial Life Insurance Company	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 4MR, LLC	Delaware	34% owned by Transamerica Life Insurance Company; 30% owned by Transamerica Occidental Life Insurance Company; 22% owned by Monumental Life Insurance Company; 10% owned by Peoples Benefit Life Insurance Company; 4% owned by Transamerica Financial Life Ins	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

Retirement Project Oakmont	CA	General Partners: Trransamerica Products, Inc.; TOLIC; Transameirca Oakmont Retirement Associates, a CA limited partnership. Co-General Partners of Transamerica Oakmont Retirement Associates are Transamerica Oakmont Corp. and Transamerica Products I (Administrative General Partner).	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

As of 1/1/2007	Page 10

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

South Glen Apartments, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Limited liability company

Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock AEGON USA, Inc.	Insurance

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, Inc.	Insurance company

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge International Marketing Ltd.	UK	100% Cornerstone International Holdings Ltd.	Marketing

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

TAH-MCD IV, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TBC III, Inc.	Delaware	100% TFCFC Asset Holdings, Inc.	Special purpose corporation

TBK Insurance Agency of Ohio, Inc.	Ohio	500 shares non-voting common stock owned by Transamerica Financial Advisors, Inc.; 1 share voting common stock owned by James Krost	Variable insurance contract sales in state of Ohio

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at TFC

TFC Properties, Inc.	Delaware	100% Transamerica Corporation	Holding company

The AEGON Trust Advisory Board: Donald J. Shepard, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware		Voting Trust

The Insurance Agency for the American Working Family, Inc.	Maryland	100% Veterans Life Insurance Company	Insurance

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% TIHI; 5% TOLIC	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership

As of 1/1/2007	Page 11

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Annuity Service Corporation	New Mexico	100% TSC	Performs services required for structured settlements

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Transamerica China Investments Holdings Limited	Hong Kong	99% TOLIC	Holding company

Transamerica Commercial Finance Corporation, I	Delaware	100% TFC	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Direct Marketing Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

Transamerica Direct Marketing Group, Mexico S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

Transamerica Direct Marketing Group-Mexico Servicios S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

Transamerica Direct Marketing Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

Transamerica Direct Marketing Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International N.V.	Marketing company

Transamerica Direct Marketing Taiwan, Ltd.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

Transamerica Direct Marketing (Thailand), Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remiaining 7% held by various AEGON employees	Marketing of insurance products in Thailand

Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc.	Delaware	100% TSC	Broker/dealer

Transamerica Financial Institutions,Inc.	Minnesota	100% AEGON Financial Services Group,Inc.	Inactive

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, Inc.; 12.60% TOLIC	Insurance

Transamerica Financial Resources Ins. Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Fund Advisors, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns - 23%	Fund advisor

Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing

Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

As of 1/1/2007	Page 12

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Home Loan	California	100% Transamerica Finance Corporation	Consumer mortgages

Transamerica IDEX Mutual Funds	Delaware	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International Direct Marketing Group, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, Inc.	Investments

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, Inc.	Reinsurance

Transamerica Investment Management, LLC	Delaware	80% Transamerica Investment Services, Inc. as Original Member; 20% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor

Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Holding company

Transamerica Investors, Inc.	Maryland	Maintains advisor status	Advisor

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Occidental Life Insurance Company	Long-term life insurer in Bermuda—will primarily write fixed universal life and term insurance

Transamerica Life Canada	Canada	AEGON Canada Inc. owns 9,600,000 shares of common stock; AEGON International N.V. owns 3,568,941 shares of common stock and 184,000 shares of Series IV Preferred stock.	Life insurance company

Transamerica Life Insurance Company	Iowa	316,955 shares Common Stock owned by Transamerica Occidental Life Insurance Company; 87,755 shares Series B Preferred Stock owned by AEGON USA, Inc.	Insurance

Transamerica Marketing E Correctora De Seguros De Vida Do Brazil Ltda.	Brazil	749,000 quotes shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International N.V.	Brokerage company

Transamerica Mezzanine Financing Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% Transamerica Products, Inc.	General partner retirement properties

Transamerica Oakmont Retirement Associates	California	Co-General Partners are Transamerica Oakmont Corporation and Transamerica Products I (Administrative General Partner)	Senior living apartments

As of 1/1/2007	Page 13

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	1,104,117 shares Common Stock owned by Transamerica Service Company; 1,103,466 shares of Preferred Stock owned by Transamerica Corporation	Life Insurance

Transamerica Occidental’s Separate Account Fund C	California	100% TOLIC	Mutual fund

Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance

Transamerica Products, Inc. (“TPI”)	California	100% TSC	Holding company

Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company

Transamerica Re Consultoria em Seguros e Servicos Ltda	Brazil	95% TOLIC; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting

Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company

Transamerica Realty Services, LLC (“TRS”)	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate investments

Transamerica Retirement Communities S.F., Inc.	Delaware	100% TFC Properties, Inc.	Inactive

Transamerica Retirement Communities S.J., Inc.	Delaware	100% TFC Properties, Inc.	Inactive

Transamerica Securities Sales Corp.	Maryland	100% TSC	Life insurance sales

Transamerica Service Company (“TSC”)	Delaware	100% TIHI	Holding company

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of admin. services

United Financial Services, Inc.	Maryland	100% AEGON USA, Inc.	General agency

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator

Valley Forge Associates, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Furniture & equipment lessor

Veterans Insurance Services, Inc.	Delaware	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary

Veterans Life Insurance Company	Illinois	100% AEGON USA, Inc.	Insurance company

Westcap Investors, LLC	Delaware	100% Transamerica Investment Management, LLC	Inactive

Westcap Investors Series Fund, LLC	Delaware	Transamerica Investment Management, LLC is the Managing Member	This Series Fund is an unregistered investments vehicle for Transamerica Investment Management, LLC (former Westcap Investors, LLC) clients are Members

Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, Inc.	Insurance

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

As of 1/1/2007	Page 14

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Reinsurance Limited	Bermuda	100% World Financial Group, Inc.	Reinsurance

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Holding Company of Canada Inc.	Canada	100% TIHI	Holding company

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive

As of 1/1/2007	Page 15

Item 27.    Number of Policyowners

As of September 28, 2007, there were 76,224 Owners of the Policies.

Item 28.    Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA Z, Separate Account VA-1, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Transamerica Corporate Separate Account Sixteen, Separate Account VL A and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, Separate Account VA WNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, Separate Account VA GNY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA-2L, Separate Account VA-5, and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA WM, Separate Account VA BB, Separate Account VA CC, Separate Account VA DD, Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for AEGON/Transamerica Series Trust, Transamerica IDEX Mutual Funds and Transamerica Investors, Inc.

(b) Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter
Phillip S. Eckman	(2)	Director
Paula G. Nelson	(2)	Director, Chief Executive Officer and President
Larry N. Norman	(1)	Director
John Mallett	(1)	Director
Linda S. Gilmer	(1)	Vice President
Frank A. Camp	(1)	Corporate Secretary
Michael W. Brandsma	(3)	Chief Financial Officer and Executive Vice President
Jay A. Hewitt	(2)	Managing Director and Executive Vice President
Robert R. Frederick	(1)	Managing Director and Executive Vice President
Lon J. Olejniczak	(1)	Managing Director and Executive Vice President
Courtney A. John	(3)	Chief Compliance Officer and Vice President
Darin D. Smith	(1)	Assistant Vice President
Brenda L. Smith	(4)	Assistant Vice President
Priscilla I. Hechler	(4)	Assistant Vice President and Assistant Secretary
Arthur D. Woods	(4)	Assistant Vice President
Dennis P. Gallagher	(4)	Assistant Vice President
Kyle A. Keelan	(4)	Assistant Vice President
Christy Post-Rissin	(4)	Assistant Vice President
Frank J. Rosa	(4)	Assistant Vice President
John W. Fischer	(4)	Assistant Vice President
Amy Boyle	(4)	Assistant Vice President
Clifton W. Flenniken, III	(5)	Assistant Vice President
Erin K. Burke	(1)	Assistant Secretary
Jeffrey Eng	(2)	Assistant Secretary
Karen D. Heburn	(4)	Vice President
Tamara D. Barkdoll	(3)	Assistant Secretary

(1) 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001

(2) 600 S. Hwy 169, Suite 1800, Minneapolis, MN 55426

(3) 4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719

(4) 570 Carillon Parkway, St. Petersburg, FL 33716

(5) 1111 North Charles Street, Baltimore, MD 21201

(c) Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(2)	Compensation on Redemption	Brokerage Commissions	Compensation
AFSG Securities Corporation(1)	$75,453,971	0	0	0
Transamerica Capital, Inc.	0	0	0	0

(1) Effective May 1, 2007, Transamerica Capital, Inc. replaced AFSG Securities Corporation as principal underwriter for the policies.

(2) Fiscal Year 2006

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Item 31.    Management Services.

All management Policies are discussed in Part A or Part B.

Item 32.    Undertakings

(a)  Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b)  Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)  Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d)  Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

        Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

STATEMENT PURSUANT TO RULE 6C-7: TEXAS OPTIONAL RETIREMENT PROGRAM

Transamerica and the Mutual Fund Account rely on 17 C.F.R. Sec. 270.6c-7, and represent that the provisions of that Rule have been or will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 17th day of December, 2007.

SEPARATE ACCOUNT VA B
TRANSAMERICA LIFE INSURANCE COMPANY
Depositor

*
Larry N. Norman
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

* Ronald L. Ziegler	Director and Vice President	, 2007

* Craig D. Vermie	Director, Secretary, Senior Vice President, and General Counsel	, 2007

* Larry N. Norman	Director, President, and Chairman of the Board	, 2007

* Arthur C. Schneider	Director, Chief Tax Officer, and Senior Vice President	, 2007

* Eric J. Martin	Vice President and Corporate Controller	, 2007

* Brenda K. Clancy	Executive Vice President, Chief Operations Officer, and Director	, 2007

* Darryl D. Button	Senior Vice President and Chief Financial Officer	, 2007

/s/ Darin D. Smith *By: Darin D. Smith	Vice President, Assistant Secretary, and APS General Counsel	December 17, 2007

*	By: Darin D. Smith – Attorney-in-Fact pursuant to powers of attorney filed previously and herewith.

Registration No.

33-33085

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

SEPARATE ACCOUNT VA B

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

(8)(t)	Amendment No. 1 to Participation Agreement among Huntington VA Funds and Transamerica Life Insurance Company

*	Page numbers included only in manually executed original.